OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

9.   OTHER CURRENT ASSETS

The breakdown of other current assets is as follows:

	2018	2019
Prepaid annual frequency license (Note 34c.i, 34c.ii)	3,636	3,873
Advances	1,803	647
Prepaid rental	1,382	628
Prepaid salaries	200	189
Others	259	165
Total	7,280	5,502